Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	BLUEPHOENIX SOLUTIONS LTD
Entity Central Index Key	0001029581
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Type	F-1
Document Period End Date	Jun. 30, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q2
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	10,700,978